Cover	Jul. 15, 2026
Cover [Abstract]
Entity Registrant Name	LATAMED AI CORP.
Entity Central Index Key	0001477960
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 15, 2026
Entity Ex Transition Period	false
Entity File Number	000-52543
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-3670551
Entity Address Address Line 1	Av. Rómulo Gallegos con Av. Las Palmas
Entity Address Address Line 2	Edif. Torre Gerencial Los Andes
Entity Address City Or Town	Caracas
Entity Address Postal Zip Code	1071
City Area Code	787
Local Phone Number	476-2350
Entity Address Country	VE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false